Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
SHARE CAPITAL

NOTE 13 — SHARE CAPITAL

a.	The share capital composed of ordinary shares as follows:

The ordinary shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company, (ii) the right to receive dividends, if and when declared by the Board of Directors and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus, subject to the rights conferred on any class of shares which may be issued in the future.

b.	Issuance of ordinary shares and warrants:

(1)	On August 30, 2022, the Company completed its IPO for aggregate gross proceeds of $15,465 (before deducting underwriting discounts and offering expenses). The Company issued 172 ordinary shares, and warrants (“IPO Warrants”) to purchase up to 172 ordinary shares. The ordinary shares and IPO Warrants were sold together in the IPO as units (“Units”) at an IPO price of $90,097.28 per Unit.

The IPO Warrants expire five years from the issuance date and had an initial exercise price of $87,498.32. The IPO Warrants included a two-year down-round protection feature, subject to an exercise price floor of $43,749.16. On November 28, 2022, the exercise price was adjusted to $43,749.16 and subsequently became fixed. The IPO Warrants were classified as equity because they met the equity classification conditions in ASC 815-40.

In connection with the adjustment of the IPO Warrants’ exercise price on November 28, 2022, the Company issued Additional Warrants to certain qualified holders pursuant to the IPO Warrant terms (see Note 11(a)).

The ordinary shares and IPO Warrants trade on the Nasdaq under the symbol “JFBR” and “JFBRW”, respectively.

(2)	On August 30, 2022, the Company issued warrants to lenders (“Lender Warrants”) to purchase up to 4 ordinary shares, exercisable for three years at an exercise price of $87,498.32 per share (cashless exercise permitted). The Lender Warrants are accounted for as equity instruments under ASC 815-40.

(3)	On August 30, 2022, the Company issued warrants to an advisor to purchase up to 1 ordinary shares at an exercise price of $87,498.32 per ordinary share (adjusted to $43,749.16 following the exercise price adjustment), exercisable until August 30, 2027. The warrants are accounted for as equity instruments under ASC 815-40.

(4)

On January 29, 2024, the Company raised gross proceeds of $7,275 (before deducting fees to the placement agent and other expenses) through a private placement. The Company issued an aggregate of (i) 609 ordinary shares; (ii) pre-funded warrants to purchase up to 266 ordinary shares at an exercise price of $0.03 per ordinary share; (iii) Series A Warrants and (iv) Series B Warrants.

The Series A Warrants were classified as derivative liabilities and measured at fair value with changes recognized in earnings. The Series B Warrants were initially classified as liabilities and were subsequently reclassified to equity on March 11, 2024 upon the terms becoming fixed (see note 11(b) and note 11(c)).

During the year ended December 31, 2024, 32,159 Series B Warrants were exercised and all of the pre-funded warrants were exercised in full. No Series B Warrants were exercised during the year ended December 31, 2025.

During the year ended December 31, 2025 and 2024, 3,847 and 3,469 Series A Warrants were exercised, resulting proceeds of $613 and $2,229, respectfully.

(5)	On May 28, 2025, the Company issued to an institutional investor in a registered direct offering: (i) 2,784 ordinary shares, at an offering price of $71.40 per ordinary share, and (ii) pre-funded warrants to purchase up to 5,362 ordinary shares, at an offering price of $71.40 per pre-funded warrant. The pre-funded warrants are exercisable immediately upon issuance, at an exercise price of $71.40 per ordinary share, and do not expire until they are exercised in full. The Company received gross proceeds of approximately $582 thousand from the offering. All of the pre-funded warrants issued in the offering were exercised.